Fair Value Measurements (Level 3 Quantitative Information) (Details) - Recurring - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs, Assets and Liabilities, Quantitative Information
Fair value assets with unobservable inputs	$ 319	$ 418	$ 428	$ 576
Fair value liabilities with unobservable inputs	(85)	(60)	(84)	(166)
DOJ litigation settlement
Fair Value Inputs, Assets and Liabilities, Quantitative Information
Fair value liabilities with unobservable inputs	(60)	(60)	(84)	(82)
Contingent consideration
Fair Value Inputs, Assets and Liabilities, Quantitative Information
Fair value liabilities with unobservable inputs	(25)	0
Home Equity
Fair Value Inputs, Assets and Liabilities, Quantitative Information
Fair value assets with unobservable inputs	4	65	106	185
Mortgage servicing rights
Fair Value Inputs, Assets and Liabilities, Quantitative Information
Fair value assets with unobservable inputs	291	335	296	258
Rate lock commitments
Fair Value Inputs, Assets and Liabilities, Quantitative Information
Fair value assets with unobservable inputs	24	18	$ 26	$ 31
Discounted cash flows | DOJ litigation settlement
Fair Value Inputs, Assets and Liabilities, Quantitative Information
Fair value liabilities with unobservable inputs	$ (60)	$ (60)
Discounted cash flows | DOJ litigation settlement | Minimum
Fair Value Inputs
Discount rate (percent)	7.80%	6.60%
Discounted cash flows | DOJ litigation settlement | Maximum
Fair Value Inputs
Discount rate (percent)	11.70%	9.80%
Discounted cash flows | DOJ litigation settlement | Weighted Average
Fair Value Inputs
Discount rate (percent)	9.70%	8.20%
Discounted cash flows | Contingent consideration
Fair Value Inputs, Assets and Liabilities, Quantitative Information
Fair value liabilities with unobservable inputs	$ (25)
Discounted cash flows | Contingent consideration | Minimum
Fair Value Inputs
Fair Value Input, Beta	0.60%
Fair Value Inputs, Equity volatility	26.60%
Discounted cash flows | Contingent consideration | Maximum
Fair Value Inputs
Fair Value Input, Beta	1.60%
Fair Value Inputs, Equity volatility	58.90%
Discounted cash flows | Contingent consideration | Weighted Average
Fair Value Inputs
Fair Value Input, Beta	1.10%
Fair Value Inputs, Equity volatility	40.00%
Discounted cash flows | Home Equity
Fair Value Inputs, Assets and Liabilities, Quantitative Information
Fair value assets with unobservable inputs	$ 4	$ 65
Discounted cash flows | Home Equity | Minimum
Fair Value Inputs
Discount rate (percent)	7.20%	6.00%
Constant prepayment rate (percent)	5.10%	16.30%
CDR rate (percent)	3.00%	2.70%
Discounted cash flows | Home Equity | Maximum
Fair Value Inputs
Discount rate (percent)	10.80%	12.20%
Constant prepayment rate (percent)	7.70%	24.40%
CDR rate (percent)	4.50%	4.10%
Discounted cash flows | Home Equity | Weighted Average
Fair Value Inputs
Discount rate (percent)	9.00%	9.30%
Constant prepayment rate (percent)	6.40%	20.30%
CDR rate (percent)	3.60%	3.70%
Discounted cash flows | Mortgage servicing rights
Fair Value Inputs, Assets and Liabilities, Quantitative Information
Fair value assets with unobservable inputs	$ 291	$ 335
Discounted cash flows | Mortgage servicing rights | Minimum
Fair Value Inputs
Discount rate (percent)	5.00%	6.20%
Constant prepayment rate (percent)	8.00%	13.90%
Weighted average cost to service per loan	$ 58	$ 55
Discounted cash flows | Mortgage servicing rights | Maximum
Fair Value Inputs
Discount rate (percent)	7.50%	9.30%
Constant prepayment rate (percent)	11.80%	19.20%
Weighted average cost to service per loan	$ 87	$ 82
Discounted cash flows | Mortgage servicing rights | Weighted Average
Fair Value Inputs
Discount rate (percent)	6.30%	7.80%
Constant prepayment rate (percent)	9.90%	16.70%
Weighted average cost to service per loan	$ 73	$ 68
Discounted cash flows | Rate lock commitments | Minimum
Fair Value Inputs
Fair Value Inputs Asset Growth Rate	5.60%	4.20%
Discounted cash flows | Rate lock commitments | Maximum
Fair Value Inputs
Fair Value Inputs Asset Growth Rate	17.40%	11.60%
Discounted cash flows | Rate lock commitments | Weighted Average
Fair Value Inputs
Fair Value Inputs Asset Growth Rate	6.30%	7.90%
Consensus pricing | Rate lock commitments
Fair Value Inputs, Assets and Liabilities, Quantitative Information
Fair value assets with unobservable inputs	$ 24	$ 18
Consensus pricing | Rate lock commitments | Minimum
Fair Value Inputs
Original pull-through rate	64.70%	66.90%
Consensus pricing | Rate lock commitments | Maximum
Fair Value Inputs
Original pull-through rate	97.10%	100.00%
Consensus pricing | Rate lock commitments | Weighted Average
Fair Value Inputs
Original pull-through rate	82.00%	83.60%